Capital Stock (Details 4)	12 Months Ended
	Aug. 31, 2019 shares $ / shares	Aug. 31, 2018 shares $ / shares
Balance	7,352,000
Balance, weighted average exercise price	$ 0.41
Stock Options [member]
Balance | shares	7,432,000	3,750,000
Granted | shares		3,682,000
Exercised | shares	(63,333)
Cancelled | shares	(16,667)	(3,750,000)
Re-issued | shares		3,750,000
Balance | shares	7,352,000	7,432,000
Balance, weighted average exercise price	$ .41	$ .71
Granted, weighted average exercise price		.43
Excersied, weighted average exercise price	(.42)
Cancelled, weighted average exercise price	(.43)	(.71)
Re-issued, weighted average exercise price		.40
Balance, weighted average exercise price	$ .41	$ .41